Inventories - Major Classes of Inventory (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished products and work in process	$ 454	$ 406
Raw materials and supplies	521	439
Total inventories	$ 975	$ 845